Securities (Schedule Of Amortized Cost and Fair Value Of Debt Securities by Contractual Maturity) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Securities [Abstract]
Available for Sale, Amortized Cost, Due in one year or less	$ 5,514
Available for Sale, Amortized Cost, Due after one year through five years	21,383
Available for Sale, Amortized Cost, Due after five years through ten years	45,373
Available for Sale, Amortized Cost, Due after ten years	59,799
Available-for-sale Securities, Debt Maturities, Single Maturity Date, Amortized Cost Basis, Total	132,069
Available for Sale, Amortized Cost, Mortgage-backed securities- government sponsored agencies	152,901
Available for Sale, Amortized Cost, Total	284,970
Available for Sale, Fair Value, Due in one year or less	5,517
Available for Sale, Fair Value, Due after one year through five years	21,269
Available for Sale, Fair Value, Due after five years through ten years	44,705
Available for Sale, Fair Value, Due after ten years	60,974
Available-for-sale Securities, Debt Maturities, Single Maturity Date, Total	132,465
Available for Sale, Fair Value, Mortgage-backed securities- government sponsored agencies	148,656
Available for Sale, Fair Value, Total	$ 281,121